Related party transactions - Sapura and Other Transactions (Details)			1 Months Ended		12 Months Ended
	Mar. 06, 2015	Dec. 20, 2012	Apr. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	Sep. 30, 2015 USD ($)	May. 31, 2014 USD ($)	May. 31, 2014 EUR (€)	Nov. 30, 2012 USD ($)
Related Party Transaction [Line Items]
Maximum guarantee					$ 5,906,000,000	$ 8,404,000,000
Revenues related party					$ 119,000,000	97,000,000	$ 2,000,000
Metrogas | Affiliated Entity
Related Party Transaction [Line Items]
Interest rate on related party debt	7.50%	7.75%
Seabras Sapura Joint Venture | Equity Method Investee
Related Party Transaction [Line Items]
Maximum exposure ratio					50.00%
Sapura | Equity Method Investee
Related Party Transaction [Line Items]
Maximum guarantee					$ 51,000,000			€ 47,000,000
Maximum exposure ratio					50.00%
Notes receivable										$ 11,000,000	€ 3,250,000
Loan receivable basis spread on variable rate										3.40%	3.40%
Interest income, related party					$ 1,500,000	$ 300,000	$ 0
Seabras Sapura Participacoes
Related Party Transaction [Line Items]
Ownership interest, percentage					50.00%	50.00%	50.00%	50.00%
Ownership percentage held by equity method investee					50.00%			50.00%
Seabras Sapura Holding
Related Party Transaction [Line Items]
Ownership interest, percentage					50.00%	50.00%	50.00%	50.00%
Ownership percentage held by equity method investee					50.00%			50.00%
Secured Debt | Seabras Sapura Joint Venture
Related Party Transaction [Line Items]
Maximum guarantee					$ 256,000,000
Maximum exposure ratio			50.00%		50.00%
Maximum borrowing capacity							$ 543,000,000
Guarantee period for debt service coverage					6 months
Guarantee period for operating expenses					3 months
Financial Guarantee | Seabras Sapura Holding
Related Party Transaction [Line Items]
Maximum additional potential future payment					$ 125,000,000	$ 375,000,000
Seabras Sapura, May 2014 Loan One | Seabras Sapura Joint Venture | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable					11,000,000	11,000,000
Seabras Sapura, May 2014 Loan Two | Seabras Sapura Joint Venture | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable			$ 14,000,000		3,000,000	5,000,000
Seabras Sapura, January 2015 Loan | Seabras Sapura Joint Venture | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable				$ 18,000,000	18,000,000	0
Interest rate on related party debt				3.40%
Seabras Sapura, April 2015 Loan | Seabras Sapura Joint Venture | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable					14,000,000				$ 0
Interest rate on related party debt			3.99%
Sapura Diamante and Sapura Topazio | Secured Debt | Seabras Sapura Joint Venture
Related Party Transaction [Line Items]
Maximum guarantee					242,000,000	267,000,000
Sapura Onix, Sapura Jade, and Supra Rubi | Secured Debt | Seabras Sapura Joint Venture
Related Party Transaction [Line Items]
Maximum guarantee					52,000,000	26,000,000
Maximum borrowing capacity					780,000,000
Sapura Esmeralda | Secured Debt | Seabras Sapura Joint Venture
Related Party Transaction [Line Items]
Maximum guarantee					$ 170,000,000	$ 117,000,000
Maximum borrowing capacity												$ 179,000,000